Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Capital Stock Issued [Member]	Capital Stock In Treasury [Member]	Additional Paid-In Capital [Member]	Earnings Retained In The Business [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]
Capital stock, shares at Jul. 29, 2012		542	(230)
Balance, value at Jul. 29, 2012	$ 909	$ 20	$ (8,259)	$ 329	$ 8,567	$ 252	$ 0
Contribution from noncontrolling interest	3						3
Net earnings (loss)	703				712		(9)
Other comprehensive income (loss)	(73)					(72)	(1)
Dividends	$ (371)				(371)
Dividends per share	$ 1.16
Treasury stock retired, shares	(219)	(219)	219
Treasury stock retired, value	$ 0	$ (8)	$ 7,907		(7,899)
Treasury stock purchased, shares			(4)
Treasury stock purchased, value	(153)		$ (153)
Treasury stock issued under management incentive and stock option plans, shares			4
Treasury stock issued under management incentive and stock option plans, value	174		$ 141	33
Capital stock, shares at Jul. 28, 2013		323	(11)
Balance, value at Jul. 28, 2013	1,192	$ 12	$ (364)	362	1,009	180	(7)
Contribution from noncontrolling interest	5						5
Net earnings (loss)	855				866		(11)
Other comprehensive income (loss)	(34)					(35)	1
Dividends	$ (392)				(392)
Dividends per share	$ 1.248
Treasury stock purchased, shares			(2)
Treasury stock purchased, value	$ (76)		$ (76)
Treasury stock issued under management incentive and stock option plans, shares			3
Treasury stock issued under management incentive and stock option plans, value	52		$ 84	(32)
Capital stock, shares at Aug. 03, 2014		323	(10)
Balance, value at Aug. 03, 2014	1,602	$ 12	$ (356)	330	1,483	145	(12)
Contribution from noncontrolling interest	9						9
Net earnings (loss)	666				666		0
Other comprehensive income (loss)	(314)					(313)	(1)
Dividends	$ (395)				(395)
Dividends per share	$ 1.248
Treasury stock purchased, shares			(5)
Treasury stock purchased, value	$ (244)		$ (244)
Treasury stock issued under management incentive and stock option plans, shares			2
Treasury stock issued under management incentive and stock option plans, value	53		$ 44	9
Capital stock, shares at Aug. 02, 2015		323	(13)
Balance, value at Aug. 02, 2015	$ 1,377	$ 12	$ (556)	$ 339	$ 1,754	$ (168)	$ (4)